FAIR VALUE OF ASSETS AND LIABILITIES - Reconciliation for all liabilities measured at fair value (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Liabilities, beginning balance	$ 303,879,080
Liabilities, ending balance	327,631,107	$ 303,879,080
Recurring Fair Value | Level 3
Liabilities
Liabilities, beginning balance	183,728	399,689
Included in earnings	48,077	9,049
Purchases	115,640	169,659
Settlement	(101,498)	(370,860)
Reclassifications	(11,625)	(13,597)
Transfers into Level 3	30,626	8,064
Transfers out of Level 3	(81,411)	(18,276)
Liabilities, ending balance	183,537	183,728
Recurring Fair Value | Level 3 | Derivative financial instruments
Liabilities
Liabilities, beginning balance	183,728	399,689
Included in earnings	48,077	9,049
Purchases	115,640	169,659
Settlement	(101,498)	(370,860)
Reclassifications	(11,625)	(13,597)
Transfers into Level 3	30,626	8,064
Transfers out of Level 3	(81,411)	(18,276)
Liabilities, ending balance	183,537	183,728
Recurring Fair Value | Level 3 | Derivative financial instruments | Foreign exchange contracts
Liabilities
Liabilities, beginning balance	170,798	348,027
Included in earnings	48,127	15,346
Purchases	114,156	164,179
Settlement	(95,051)	(329,858)
Reclassifications	(11,487)	(13,559)
Transfers into Level 3	3,194	4,330
Transfers out of Level 3	(75,124)	(17,667)
Liabilities, ending balance	154,613	170,798
Recurring Fair Value | Level 3 | Derivative financial instruments | Interest rate contracts
Liabilities
Liabilities, beginning balance	11,078	51,662
Included in earnings	(50)	(6,297)
Purchases	206	3,628
Settlement	(4,595)	(41,002)
Reclassifications	(138)	(38)
Transfers into Level 3	27,432	3,734
Transfers out of Level 3	(6,287)	(609)
Liabilities, ending balance	27,646	11,078
Recurring Fair Value | Level 3 | Derivative financial instruments | Equity contracts
Liabilities
Liabilities, beginning balance	1,852	0
Purchases	1,278	1,852
Settlement	(1,852)
Liabilities, ending balance	$ 1,278	$ 1,852